Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Loss for the period	$ (118,786,726)	$ (7,725,194)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	644,059	349,035
Share based compensation	1,878,363	3,387,475
Change in fair value of derivative liabilities	105,317,692
Unrealized foreign currency transaction (gain) loss	85,088	629,163
Amortization	2,174	801
Changes in operating assets and liabilities:
Accounts receivable		270,824
Other payables	1,890,795	(241,801)
Lease liability	(212,283)	(131,790)
Prepaid expenses and other assets	(102,350)	(189,219)
Net cash used in operating activities	(9,283,188)	(3,650,706)
Cash flows from investing activities
Purchase of property, equipment including construction in progress	(5,521,276)	(297,706)
Purchase of intangible assets and trademarks
Net cash used in investing activities	(5,521,276)	(297,706)
Cash flows from financing activities
Proceeds from issuance of SAFE notes	2,500,000
Proceeds from exercise of warrants	27,186,518
Proceeds from merger and PIPE transaction, net of transaction costs	98,167,633
Net cash provided by financing activities	127,854,151
Effect of exchange rate changes on cash	(18,186)	(194,118)
Net increase (decrease) in cash and cash equivalents	113,031,501	(4,142,530)
Cash and cash equivalents at beginning of period	222,939	4,848,855
Cash and cash equivalents at end of period	113,254,440	706,325
Supplemental disclosures of non-cash transactions:
Initial recognition of warrant liabilities at close of the business combination	20,526,410
Initial recognition of net assets at close of the business combination	2,458,713
Conversion of SAFE liabilities into equity at close of the business combination	11,183,077
Issuance of shares to a service provider	269,000
Reclassification of warrant liabilities to equity upon exercise	$ 46,789,330